04/23/07 14:27 FAX 301 978 8099 [redacted] 002

07051468

CERTNAS

1-33416

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listings/Investigations

<u>*By Facsimile and First Class Mail*</u>

RECD S.E.C.
APR 2 3 2007
1086

April 23, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
APR 2 5 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 20, 2007, The Nasdaq Stock Market (the "Exchange") received from OceanFreight Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares, par value $.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END